Goodwill and Other Intangible Assets	6 Months Ended
Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets	GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill
The table below presents the movement in the carrying amount of goodwill during the six months ended September 30, 2023 and 2024:

	Six months ended September 30,
	2023 (As Adjusted)	2024
	(in millions)
Balance at beginning of period
Goodwill(1)	¥889,524	¥1,086,510
Accumulated impairment losses(1)	(592,752)	(592,752)
	296,772	493,758
Goodwill acquired during the six months	67,227	151,774	(2)
Foreign currency translation adjustments and other	23,104	30,849
Balance at end of period
Goodwill	979,855	1,269,133
Accumulated impairment losses	(592,752)	(592,752)
	¥387,103	¥676,381

Notes:
(1)Goodwill originally recognized of ¥1,900,019 million, which has been fully impaired before April 1, 2023, is not included in the table above.
(2)Goodwill acquired during the six months ended September 30, 2024, relates to the acquisition of business in the Asset Management & Investor Services Business Group, including the acquisition of MPMS (See Note 2).
Other Intangible Assets
The table below presents the net carrying amount by major class of other intangible assets at March 31, 2024 and September 30, 2024:

	March 31, 2024 (As Adjusted)	September 30, 2024
	(in millions)
Intangible assets subject to amortization:
Software	¥927,893	¥982,042
Customer relationships	265,082	318,264
Core deposit intangibles	43,741	41,614
Trade names	38,621	38,935
Other	14,245	14,404
Total	1,289,582	1,395,259
Intangible assets not subject to amortization:
Other	8,178	7,898
Total	¥1,297,760	¥1,403,157